CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2023
CASH, CASH EQUIVALENTS AND RESTRICTED CASH [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
6.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The breakdown of cash and cash equivalents is as follows:

	At December 31,
In thousands of USD	2023	2022
US dollar	137,917	211,253
Singapore dollar	2,991	2,234
Chinese renminbi	585	2,484
Norwegian krone	2,487	12,589
Euro	701	2,791
Hongkong dollar	7	11
Bhutan ngultrum	41	-
Total cash and cash equivalents by currency	144,729	231,362

Restricted cash	9,538	11,494
Total restricted cash	9,538	11,494

As of December 31, 2023 and 2022, the Group owned short-term deposits, which were classified as cash equivalents, in an amount of approximately US$12 million with maturities in January 2024 and US$37 million with maturities ranging from January to February 2023, and interest ranging from 2.40% to 4.80% and 0.6% to 4.2%, respectively.

The Group’s restricted cash primarily relates to the application of standby letters of credit. The Group has applied a total of three standby letters of credits (“SLCs”) from the Signature Bank and CTBC Bank associated with property leased and electricity service subscribed. In April 2023, the SLC from the Signature Bank was cancelled and replaced by the deposit to the property lease holder. The SLCs provide the beneficiaries, which are the service providers, the ability to draw from the banks for a designated maximum aggregate amount (the “Draw Amount”). The details of SLCs are as follows:

	At December 31,
	2023	2022
Draw Amount (In thousands of USD)	9,538	11,477
Range of expiration dates	July 2024 to August 2024	July 2023 to June 2025

The amount and expiration dates of the SLCs are amended, from time to time, by the Group and beneficiaries, as a result of the amendments to the associated service agreements. In connection with the issuance of the SLCs, the banks held the Group’s cash balance equal to the Draw Amount as security. As of December 31, 2023 and 2022, none was utilized by the beneficiaries from the standby letters of credits.